Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Less Than 6 Months [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	$ (2,530,255)	$ (2,086,044)
6-12 Months [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total		(16,439)
Total Contracted Cash Flows [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	(2,568,158)	(2,103,351)
Carrying Amounts [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	(2,568,158)	(2,103,351)
Greater Than 12 Months and Less Than 5 Years [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	(37,903)	(868)
Trade And Other Payables [Member] | Less Than 6 Months [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	(2,502,509)	(2,069,604)
Trade And Other Payables [Member] | 6-12 Months [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total
Trade And Other Payables [Member] | Total Contracted Cash Flows [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	(2,502,509)	(2,069,604)
Trade And Other Payables [Member] | Carrying Amounts [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	(2,502,509)	(2,069,604)
Trade And Other Payables [Member] | Greater Than 12 Months and Less Than 5 Years [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total
Lease liabilities [Member] | Less Than 6 Months [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	(27,746)	(16,440)
Lease liabilities [Member] | 6-12 Months [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total		(16,439)
Lease liabilities [Member] | Total Contracted Cash Flows [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	(65,649)	(33,747)
Lease liabilities [Member] | Carrying Amounts [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	(65,649)	(33,747)
Lease liabilities [Member] | Greater Than 12 Months and Less Than 5 Years [Member]
Financial Instruments (Details) - Schedule of Company's liquidity reserve on the basis of expected cash flows [Line Items]
Total	$ (37,903)	$ (868)